Issued Capital (Details) - USD ($) $ in Thousands	Dec. 09, 2022	Aug. 04, 2022
Issued Capital [Abstract]
Issues of new shares – placements amount (in Dollars)	$ 13,000
Issues of new shares – placements	63,414,635	13,090,170
Issue of new shares acquisition		218,169,506
Ordinary shares		13,090,170
Share issue costs (in Dollars)	$ 780